2. BASIS OF PRESENTATION: (c) Basis of Measurement (Policies)	12 Months Ended
Jan. 31, 2019
Policies
(c) Basis of Measurement	(c) Basis of Measurement The financial statements have been prepared under the historical cost convention, except for certain financial instruments which are measured at fair value.